Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Allowance for doubtful accounts		$ 0	$ 3
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized shares	250,000,000	250,000,000	250,000,000
Common stock, issued shares	105,883,157	105,883,157	73,360,287
Common stock, outstanding shares	105,883,157	105,883,157	73,360,287